Net Income Per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerators
Partnership's net income	$ 38,483	$ 52,489	$ 55,410
Less:
Preferred unit holders' interest in Partnership's net income	11,101	11,101	11,334
General Partner's interest in Partnership's net income	522	818	879
Partnership's net income allocable to unvested units	135	285	8
Common unit holders' interest in Partnership's net income	$ 26,725	$ 40,285	$ 43,189
Denominators
Weighted average number of common units outstanding, basic and diluted	123,845,345	119,803,329	115,030,879
Net income per common unit:
Basic and diluted	$ 0.22	$ 0.34	$ 0.38